Segment Information - Breakdown of Group's Revenues from External Customers by Major Products (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Revenue from External Customer [Line Items]
Total revenue, net	$ 8,576,431	[1]	$ 10,630,932	[1]	$ 12,287,327	[1]
Mining Segment [Member]
Revenue from External Customer [Line Items]
Total revenue, net	2,784,099		3,383,786		4,333,381
Mining Segment [Member] | Coal and Middlings [Member]
Revenue from External Customer [Line Items]
Total revenue, net	2,030,582		2,428,017		3,266,565
Mining Segment [Member] | Iron Ore Concentrate [Member]
Revenue from External Customer [Line Items]
Total revenue, net	411,903		444,672		370,086
Mining Segment [Member] | Coke and Chemical Products [Member]
Revenue from External Customer [Line Items]
Total revenue, net	283,199		440,621		601,007
Mining Segment [Member] | Other [Member]
Revenue from External Customer [Line Items]
Total revenue, net	58,415		70,476		95,723
Power Segment [Member]
Revenue from External Customer [Line Items]
Total revenue, net	754,569		757,239		737,674
Power Segment [Member] | Other [Member]
Revenue from External Customer [Line Items]
Total revenue, net	81,516		85,956		156,944
Power Segment [Member] | Electricity [Member]
Revenue from External Customer [Line Items]
Total revenue, net	673,053		671,283		580,730
Steel Segment [Member]
Revenue from External Customer [Line Items]
Total revenue, net	4,956,215		6,421,540		7,128,393
Steel Segment [Member] | Other [Member]
Revenue from External Customer [Line Items]
Total revenue, net	284,571		516,780		383,910
Steel Segment [Member] | Long Steel Products [Member]
Revenue from External Customer [Line Items]
Total revenue, net	2,428,741		2,778,700		3,069,146
Steel Segment [Member] | Semi-Finished Steel Products [Member]
Revenue from External Customer [Line Items]
Total revenue, net	369,716		897,226		1,281,720
Steel Segment [Member] | Hardware [Member]
Revenue from External Customer [Line Items]
Total revenue, net	760,085		889,080		944,269
Steel Segment [Member] | Flat Steel Products [Member]
Revenue from External Customer [Line Items]
Total revenue, net	524,230		636,129		739,468
Steel Segment [Member] | Forgings and Stampings [Member]
Revenue from External Customer [Line Items]
Total revenue, net	406,440		442,585		469,291
Steel Segment [Member] | Steel Pipes [Member]
Revenue from External Customer [Line Items]
Total revenue, net	182,432		261,040		240,589
Ferroalloy Segment [Member]
Revenue from External Customer [Line Items]
Total revenue, net	81,548		68,367		87,879
Ferroalloy Segment [Member] | Other [Member]
Revenue from External Customer [Line Items]
Total revenue, net	4,509		2,776		3,139
Ferroalloy Segment [Member] | Ferrosilicon [Member]
Revenue from External Customer [Line Items]
Total revenue, net	$ 77,039		$ 65,591		$ 84,740

[1]	See Note 24